Certnas

15008156

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

Received SEC
NOV - 5 2015
Washington, DC 20549

November 5, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 4, 2015 The Nasdaq Stock Market (the "Exchange") received from Kura Oncology, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery